Security deposits and maintenance reserves (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Security deposits and maintenance reserves
Deposits	R$ 1,259.1	R$ 1,078.0	R$ 1,215.7
Write-offs	9.6	11.5
Security deposits
Security deposits and maintenance reserves
Deposits	181.0	219.8	298.6
Write-offs		7.5
Refund for replacement of deposits	25.3	21.1
Maintenance reserve deposits
Security deposits and maintenance reserves
Deposits	1,078.1	858.2	R$ 917.1
Write-offs	9.6	4.0
Refund for replacement of deposits	R$ 32.6	R$ 62.6